LEASES - Lessee - Future minimum lease payments (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Future minimum lease payments
2026	$ 286,416
2027	147,447
2028	76,551
2029	10,912
2030	10,912
Thereafter	27,281
Total lease payments	559,519
Less: imputed interest	(25,332)
Total	$ 534,187	$ 435,395